Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Receivables due from related parties	$ 365	$ 272
Current payables to related parties	$ 417	$ 352